Income Taxes (Loss and Credit Carryforwards) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Foreign tax credit carryforwards	$ 330
Foreign net operating loss carryforwards	112
Foreign net operating loss carryforwards	108
State net operating loss carryforwards	$ 677